SUBSEQUENT EVENTS - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Management has evaluated subsequent events through May 15, 2026, which is the date the financial statements were issued. There were no other subsequent events that require recognition or disclosure in financial statements.
SUBSEQUENT EVENTS
Management has evaluated subsequent events through April 10, 2026, which is the date the financial statements were issued. There were no other subsequent events that require recognition or disclosure in financial statements.

Securitize, Inc. and Subsidiaries
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Management has evaluated subsequent events through May 15, 2026, which is the date the unaudited condensed consolidated financial statements were issued. The Company notes that there were no subsequent events that require recognition or disclosure in the unaudited condensed consolidated financial statements.
Notice of Exercise of Option Contingent on SPAC Transaction
In connection with the Series B-1 preferred stock issuance, the Company had previously granted a lead investor an option to purchase up to $20.0 million of preferred stock upon the occurrence of a qualifying event. On April 28, 2026, the investor delivered a notice exercising the option in full at an exercise price of $15.56 per share (subject to adjustment), representing approximately 1,285,347 shares of the Company’s Option Preferred Stock; however, such exercise is expressly conditioned upon the consummation of the SPAC Transaction and will be automatically revoked if the transaction is not completed. The Option Preferred Stock is substantially identical to the preferred stock issued in the most recent qualifying financing, and no shares have been issued as of March 31, 2026.
Amendment to SIZE Foundation Loan Agreement
On May 12, 2026, the Company amended their unsecured revolving credit facility with SIZE Foundation, which increased the credit line from $2,000,000 to $3,000,000. The Company notes that the remaining terms and conditions of the unsecured revolving credit facility remained unchanged.
SUBSEQUENT EVENTS
Management has evaluated subsequent events through April 10, 2026, which is the date the consolidated financial statements were issued. The Company notes that there were no subsequent events that require recognition or disclosure in the consolidated financial statements.